Securian Financial Group, Inc.

400 Robert Street North

St. Paul, MN 55101-2098

www.securian.com

651.665.3500

[SECURIAN LOGO]

May 4, 2022

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C.  20549

RE:                           Securian Life Variable Universal Life Account

File Numbers:  333-132009 and 811-21859

Dear Ladies and Gentlemen:

On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant’s registration statement.  That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 27, 2022.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at: (651) 665-1590.

Sincerely,

/s/ Timothy Wuestenhagen

Timothy Wuestenhagen
Senior Counsel